Document and Entity Information - shares	12 Months Ended
	Jan. 31, 2018	May 29, 2018
Details
Registrant Name	Pacific Booker Minerals Inc.
Registrant CIK	0001319150
SEC Form	20-F
Period End date	Jan. 31, 2018
Fiscal Year End	--01-31
Trading Symbol	PBMLF
Number of common stock shares outstanding		14,871,404
Filer Category	Smaller Reporting Company
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Incorporation, Date of Incorporation	Feb. 18, 1983
Entity Incorporation, State Country Name	British Columbia
Entity Information, Former Legal or Registered Name	Booker Gold Explorations Limited
Entity Information, Date to Change Former Legal or Registered Name	Feb. 08, 2000
Entity Address, Address Line One	Suite #1103
Entity Address, Address Line Two	1166 Alberni Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	British Columbia
Entity Address, Country	Canada
Entity Listing, Description	listed on the TSX Venture Exchange (“TSX-V”) under the symbol “BKM”